Debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt and Average Interest Rates on Debt Outstanding
Debt and the average interest rates on debt outstanding were as follows:

In thousands	Average interest rate at December 31, 2012	Maturity year	December 31
			2012	2011
Commercial paper	0.664%	2017	$424,684	$3,497
Revolving credit facilities	—	2017	—	168,500
Senior notes - fixed rate	1.350%	2015	350,000	—
Senior notes - fixed rate	1.875%	2017	350,000	—
Senior notes - fixed rate	2.650%	2019	250,000	—
Senior notes - fixed rate	5.000%	2021	500,000	500,000
Senior notes - fixed rate	3.150%	2022	550,000	—
Senior notes - fixed rate	—	—	—	400,000
Senior notes - floating rate	—	—	—	205,000
Other	0.562%	2014-2030	8,880	16,302
Capital lease obligations	4.313%	2015-2025	23,810	15,788
Total debt			2,457,374	1,309,087
Less: Current maturities and short-term borrowings			(3,096)	(4,862)
Long-term debt			$2,454,278	$1,304,225

Debt Outstanding Matures on Calendar Year Basis
Debt outstanding at December 31, 2012 matures on a calendar year basis as follows:

In thousands	2013	2014	2015	2016	2017	Thereafter	Total
Contractual debt obligation maturities	$—	$65	$350,000	$—	$777,706	$1,305,793	$2,433,564
Capital lease obligations	3,096	3,171	6,036	1,236	1,236	9,035	23,810
Total maturities	$3,096	$3,236	$356,036	$1,236	$778,942	$1,314,828	$2,457,374